Investments in Companies Accounted for at Equity Method (Details) - Schedule of fair value of TSG's dividend preference derivative - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of fair value of TSG's dividend preference derivative [Abstract]
Opening balance	$ 1,707	$ 1,539
Increase in fair value recognized in profit or loss	255	48
Currency exchange rate in other comprehensive income	61	120
Closing balance	$ 2,023	$ 1,707